Document and Entity Information	Nov. 05, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001533924
Document Type	8-K/A
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	AMPLIFY ENERGY CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-35512
Entity Tax Identification Number	82-1326219
Entity Address, Address Line One	500 Dallas Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	490-8900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	AMPY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On November 5, 2020, Amplify Energy Corp. (the “Company”) issued a press release and filed a Form 8-K (the “Initial Form 8-K”) reporting financial and operating results for the third quarter ended September 30, 2020. A copy of the press release was attached as Exhibit 99.1 to the Initial Form 8-K. Subsequent to that filing, the Company identified typographical errors in the first table. In this first table, in the net income (loss) row, ($17.7) and ($41.3) should be in parentheses. This singular change did not affect any other tables or texts. As a result, the Company is filing this Current Report on Form 8-K/A to furnish the Company’s press release regarding its financial and operating results for the third quarter ended September 30, 2020, as revised to include the foregoing revisions.